POST-RETIREMENT BENEFITS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Weighted average duration of defined benefit obligation	10 years 11 months 26 days	10 years 9 months 10 days
Percentage of reasonably possible increase decrease in actuarial assumption	0.01
Multi-employer defined benefit plans
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Defined contribution pension plan by employer	$ 19.9	$ 17.8	$ 17.3